Shareholder Report, Average Annual Return (Details) 191868_Amplify Cash Flow Dividend Leaders ETF_TF_TSR Annual {TF}	12 Months Ended	25 Months Ended
	Sep. 30, 2025	Sep. 30, 2025
Amplify Cash Flow Dividend Leaders ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Amplify Cash Flow Dividend Leaders ETF NAV
Average Annual Return, Percent	10.04%	14.95%
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Average Annual Return, Percent	17.60%	23.54%